Employee Benefits - Schedule of Accrued Vacation Provision (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Vacation Provision [Abstract]
Balances as of January 1	$ 42,824	$ 43,257
Net provisions established	8,322	8,433
Provisions used	(7,908)	(8,866)
Total	$ 43,238	$ 42,824